SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR RETIREMENT GROWTH FUND CLASS A, CLASS T, CLASS B, AND CLASS C JANUARY 28, 2000 PROSPECTUS

EFFECTIVE MAY 26, 2000, FIDELITY ADVISOR RETIREMENT GROWTH FUND WILL BE RENAMED FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND. ALL REFERENCES TO FIDELITY ADVISOR RETIREMENT GROWTH FUND THROUGHOUT THIS PROSPECTUS SHOULD BE REPLACED WITH FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR RETIREMENT GROWTH FUND
INSTITUTIONAL CLASS JANUARY 28, 2000 PROSPECTUS

EFFECTIVE MAY 26, 2000, FIDELITY ADVISOR RETIREMENT GROWTH FUND WILL BE RENAMED FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND. ALL REFERENCES TO FIDELITY ADVISOR RETIREMENT GROWTH FUND THROUGHOUT THIS PROSPECTUS SHOULD BE REPLACED WITH FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR TECHNOQUANTSM GROWTH FUND, FIDELITY ADVISOR SMALL CAP FUND,
FIDELITY ADVISOR VALUE STRATEGIES FUND, FIDELITY ADVISOR MID CAP FUND, FIDELITY ADVISOR RETIREMENT GROWTH FUND, FIDELITY ADVISOR EQUITY GROWTH FUND,
FIDELITY ADVISOR LARGE CAP FUND, FIDELITY ADVISOR DIVIDEND GROWTH FUND, FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND, FIDELITY ADVISOR GROWTH & INCOME FUND, FIDELITY ADVISOR EQUITY INCOME FUND, FIDELITY ADVISOR ASSET ALLOCATION FUND, AND FIDELITY ADVISOR BALANCED FUND FUNDS OF FIDELITY ADVISOR SERIES I
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
JANUARY 28, 2000
STATEMENT OF ADDITIONAL INFORMATION

   EFFECTIVE MAY 26, 2000, FIDELITY ADVISOR RETIREMENT GROWTH FUND WILL BE RENAMED FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND. ALL REFERENCES TO FIDELITY ADVISOR RETIREMENT GROWTH FUND THROUGHOUT THIS SAI SHOULD BE REPLACED WITH FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND.

THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND UNDER THE HEADING "PERFORMANCE COMPARISONS" IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 66.

Advisor Balanced may also compare its performance to that of the Fidelity Advisor Balanced Composite Index which is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Fidelity Advisor Balanced Composite
Index: Russell 3000 Value Index for the equity category and the Lehman Brothers Aggregate Bond Index for the bond category. The index weightings of the Fidelity Advisor Balanced Composite Index are rebalanced monthly.

RUSSELL 3000 VALUE INDEX is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled companies. Value-oriented stocks tend to have lower price-to-book ratios and lower forecasted values.

LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value-weighted index for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 74.

J. GARY BURKHEAD (58), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

RICHARD A. SILVER (52), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 74.

J. MICHAEL COOK (57), Member of the Advisory Board (2000). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as an Executive in Residence of the Columbia Business School and as a Director of Dow Chemical Company
(2000), Columbia/HCA Healthcare Corporation (1999), and Children First
(1999). He is a member of the Executive Committee of the Securities Regulation Institute, a member of the Advisory Board of Boardroom Consultants, a Director of the National Forum for Health Care Quality, Measurement and Reporting, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and is a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

ROBERT A. DWIGHT (41),Treasurer (2000), is Treasurer of the Fidelity funds and is an employee of FMR. Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 71.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended November 30, 1999, or calendar year ended December 31, 1999, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                        Edward C. Johnson 3d**  J.  Michael Cook  Ralph  F. Cox  Phyllis Burke Davis  Robert  M. Gates
FUND

Advisor TechnoQuant GrowthB    $ 0                     $ 0               $ 9            $ 9                  $ 9

Advisor Small CapB             $ 0                     $ 0               $ 117          $ 114                $ 117

Advisor Value StrategiesB      $ 0                     $ 0               $ 160          $ 153                $ 158

Advisor MidCapB                $ 0                     $ 0               $ 168          $ 162                $ 167

Advisor Retirement GrowthB,+   $ 0                     $ 0               $ 5            $ 5                  $ 5

Advisor Equity GrowthB,C,G     $ 0                     $ 0               $ 2,508        $ 2,409              $ 2,494

Advisor Large CapB             $ 0                     $ 0               $ 73           $ 71                 $ 73

Advisor Dividend GrowthB,+     $ 0                     $ 0               $ 113          $ 110                $ 113

Advisor Growth                 $ 0                     $ 0               $ 8,455        $ 8,103              $ 8,395
OpportunitiesB,D,G

Advisor Growth & IncomeB       $ 0                     $ 0               $ 376          $ 362                $ 375

Advisor Equity IncomeB,E,G     $ 0                     $ 0               $ 1,232        $ 1,181              $ 1,223

Advisor Asset AllocationB+     $ 0                     $ 0               $ 4            $ 4                  $ 4

Advisor BalancedB,F,G          $ 0                     $ 0               $ 930          $ 891                $ 923

TOTAL COMPENSATION FROM THE    $ 0                     $ 0               $ 217,500      $ 211,500            $ 217,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                       E. Bradley Jones ****  Donald J. Kirk  Ned C. Lautenbach***  Peter S. Lynch**  William O. McCoy
FUND

Advisor TechnoQuant GrowthB    $ 9                    $ 9             $ 1                   $ 0               $ 9

Advisor Small CapB             $ 117                  $ 118           $ 33                  $ 0               $ 115

Advisor Value StrategiesB      $ 158                  $ 158           $ 25                  $ 0               $ 156

Advisor MidCapB                $ 167                  $ 167           $ 30                  $ 0               $ 165

Advisor Retirement GrowthB,+   $ 5                    $ 5             $ 2                   $ 0               $ 5

Advisor Equity GrowthB,C,G     $ 2,494                $ 2,497         $ 478                 $ 0               $ 2,455

Advisor Large CapB             $ 73                   $ 73            $ 18                  $ 0               $ 72

Advisor Dividend GrowthB,+     $ 114                  $ 115           $ 34                  $ 0               $ 110

Advisor Growth                 $ 8,394                $ 8,388         $ 1,331               $ 0               $ 8,288
OpportunitiesB,D,G

Advisor Growth & IncomeB       $ 375                  $ 376           $ 83                  $ 0               $ 368

Advisor Equity IncomeB,E,G     $ 1,223                $ 1,222         $ 192                 $ 0               $ 1,208

Advisor Asset AllocationB+     $ 4                    $ 4             $ 1                   $ 0               $ 4

Advisor BalancedB,F,G          $ 923                  $ 922           $ 145                 $ 0               $ 911

TOTAL COMPENSATION FROM THE    $ 217,500              $ 217,500       $ 54,000              $ 0               $ 214,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Gerald  C. McDonough   Marvin L. Mann  Robert C. Pozen**  Thomas R. Williams
FUND

Advisor TechnoQuant GrowthB    $ 12                   $ 9             $ 0                $ 9

Advisor Small CapB             $ 146                  $ 117           $ 0                $ 115

Advisor Value StrategiesB      $ 196                  $ 158           $ 0                $ 155

Advisor MidCapB                $ 207                  $ 167           $ 0                $ 164

Advisor Retirement GrowthB,+   $ 7                    $ 5             $ 0                $ 5

Advisor Equity GrowthB,C,G     $ 3,087                $ 2,494         $ 0                $ 2,441

Advisor Large CapB             $ 91                   $ 73            $ 0                $ 72

Advisor Dividend GrowthB,+     $ 141                  $ 113           $ 0                $ 111

Advisor Growth                 $ 10,379               $ 8,395         $ 0                $ 8,219
OpportunitiesB,D,G

Advisor Growth & IncomeB       $ 465                  $ 375           $ 0                $ 366

Advisor Equity IncomeB,E,G     $ 1,512                $ 1,223         $ 0                $ 1,197

Advisor Asset AllocationB+     $ 5                    $ 4             $ 0                $ 4

Advisor BalancedB,F,G          $ 1,141                $ 923           $ 0                $ 904

TOTAL COMPENSATION FROM THE    $ 269,000              $ 217,500       $ 0                $ 213,000
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1999 for 236 funds in the complex.

** Interested Trustees of the funds are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31,
1999.

***** Effective March 16, 2000, Mr. Cook serves as a Member of the
Advisory Board.

+ Estimated

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1999, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,735; William O. McCoy, $53,735; and Thomas
R. Williams, $62,319.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1,164; Phyllis Burke Davis, $1,164; Robert M. Gates, $1,164; E. Bradley Jones, $1,164; Donald J. Kirk, $1,164; William O. McCoy, $1,164; Gerald C. McDonough, $1,357; Marvin L. Mann, $1,164; and Thomas R. Williams, $1,164.

D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $3,915; Phyllis Burke Davis, $3,915; Robert M. Gates, $3,915; E. Bradley Jones, $3,915; Donald J. Kirk, $3,915; William O. McCoy, $3,915; Gerald C. McDonough, $4,568; Marvin L. Mann, $3,915; and Thomas R. Williams, $3,915.

E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $571; Phyllis Burke Davis, $571; Robert M. Gates, $571; E. Bradley Jones, $571; Donald J. Kirk, $571; William O. McCoy, $571; Gerald C. McDonough, $666; Marvin L. Mann, $571; and Thomas R. Williams, $571.

F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $430; Phyllis Burke Davis, $430; Robert M. Gates, $430; E. Bradley Jones, $430; Donald J. Kirk, $430; William O. McCoy, $430; Gerald C. McDonough, $502; Marvin L. Mann, $430; and Thomas R. Williams, $430.

G Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
Advisor Equity Income (Ralph F. Cox, $476, William O. McCoy, $476, Marvin L. Mann, $43, Thomas R. Williams, $476); Advisor Equity Growth (Ralph F. Cox, $969, William O. McCoy, $969, Marvin L. Mann, $69, Thomas R. Williams, $969); Advisor Balanced (Ralph F. Cox, $359, William O. McCoy, $359, Marvin L. Mann, $33, Thomas R. Williams, $359); and Growth Opportunities (Ralph F. Cox, $3,266, William O. McCoy, $3,266, Marvin L. Mann, $283, Thomas R. Williams, $3,266).